Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Line Items]
Converted amount of intercompany debt into equity	$ 200.0
ATB [Member]
Supplemental Cash Flow Information [Line Items]
Conversion of debt into share premium			101.0
Loan received		$ 126.9